Derivatives (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Master derivative agreement - net liability position [member]
Derivative Financial Instruments [Line Items]
Posting of collateral or other acceptable remedy	$ 392	$ 73
Funding totaling	0	0
Master derivative agreements - credit support provisions [member]
Derivative Financial Instruments [Line Items]
Fair value of derivative instruments with credit risk related contingent features in a net liability position	19,000	12,000
Banks collateral for normal course of business	18,000	15,000
Master derivative agreements - credit support provisions [member] | One-notch downgrade credit rating [member]
Derivative Financial Instruments [Line Items]
Additional banks collateral for normal course of business	174	182
Master derivative agreements - credit support provisions [member] | Two-notch downgrade credit rating [member]
Derivative Financial Instruments [Line Items]
Additional banks collateral for normal course of business	$ 269	$ 266